LEASE OBLIGATIONS - Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASE OBLIGATIONS
Beginning of year	$ 273	$ 67
Additions	1,769	233
Interest expense	32	7
Lease payments	(681)	(47)
Due to changes in exchange rates	8	13
End of year	1,401	273
Current	372	131
Non-current lease liabilities	1,029	142
Lease liabilities	$ 1,401	$ 273